Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	0	125
Preferred stock, shares outstanding (in shares)	0	125
Preferred stock, rate	12.50%	12.50%
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	17,329,964	7,758,145
Common stock, shares outstanding (in shares)	17,329,964	7,758,145